UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
           ---------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           ---------------------------------------------------
           New York, New York 10017
           ---------------------------------------------------

           ---------------------------------------------------

Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:



       /s/PETER W. MAY              New York, New York            2/12/10
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              28
                                               -------------

Form 13F Information Table Value Total:           $40,655
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----
Wendys Arbys Group Inc.     COM        950587105     9,002    1,919,315     SH           Defined         1,2,3        1,919,315

Heinz HJ Co.                COM        423074103     6,045      141,374     SH           Defined         1,2,3          141,374

Tiffany & Co. NEW           COM        886547108     8,798      204,603     SH           Defined         1,2,3          204,603

Trian Acquisition I Corp.   COM        89582E108     1,064      108,098     SH           Defined         1,2,3          108,098

Trian Acquisition I Corp.   W Exp      89582E116       540       54,884     SH           Defined         1,2,3           54,884
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207       148       15,025     SH           Defined         1,2,3           15,025
                            99/99/9999

Dr Pepper Snapple
   Group Inc.               COM        26138E109     2,192       77,461     SH           Defined         1,2,3           77,461

General Mls Inc.            COM        370334104       485        6,850     SH           Defined         1,2,3            6,850

Legg Mason Inc.             COM        524901105     6,657      220,730     SH           Defined         1,2,3          220,730

Sapphire Industrials Corp   COM        80306T109         7          731     SH           Defined         1,2,3              731

SPDR TR                     UNIT SER 1 78462F103     1,103        9,900     SH    Put    Defined         1,2,3            9,900

SPDR TR                     UNIT SER 1 78462F103       390        3,500     SH    Call   Defined         1,2,3            3,500

Willis Group Holdings Ltd.  SHS        G96655108        24          900     SH    Call   Defined         1,2,3              900

Bank of America             UNIT
     Corporation          99/99/9999   060505419       612       41,024     SH           Defined         1,2,3           41,024

IShares TR Index          Russell 2000 464287655       381        6,100     SH     Put   Defined         1,2,3            6,100

Safeway Inc.                COM NEW    786514208       779       36,600     SH     Call  Defined         1,2,3           36,600

Kraft Foods Inc.            CL A       50075N104       353       13,000     SH     Call  Defined         1,2,3           13,000

Philip Morris Intl Inc.     COM        718172109     1,446       30,000     SH     Call  Defined         1,2,3           30,000

Boise Inc.                  COM        09746Y105        24        4,593     SH           Defined         1,2,3            4,593

Time Warner Inc.            COM NEW    887317303        99        3,385     SH           Defined         1,2,3            3,385

Viacom Inc. NEW             CL B       92553P201        65        2,189     SH           Defined         1,2,3            2,189

Viacom Inc. NEW             CL B       92553P201        36        1,200     SH     Call  Defined         1,2,3            1,200

Banco Santander
    Brasil S.A.         ADS Rep 1 Unit 05967A107        47        3,400     SH     Call  Defined         1,2,3            3,400

Career Education Corp.      COM        141665109         9          400     SH     Call  Defined         1,2,3              400

Covidien Plc                SHS        62554F105       105        2,200     SH     Call  Defined         1,2,3            2,200

Dollar Tree Inc.            COM        256746108       111        2,300     SH           Defined         1,2,3            2,300

IShares Inc.            MSCI Australia 464286103        69        3,000     SH           Defined         1,2,3            3,000

SPDR Gold Trust             Gold SHS   78463V107        64          600     SH           Defined         1,2,3              600

